Prudential Day One 2040 Fund
Schedule of Investments (unaudited) as of April 30, 2023
Description	Shares	Value
Long-Term Investments 98.7%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	241,768	$2,117,888
PGIM Global Real Estate Fund (Class R6)	122,243	2,255,379
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	138,099	1,693,093
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	324,346	2,247,719
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	214,596	2,233,945
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	546,517	7,148,439
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	593,681	10,110,382
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	244,633	2,287,319
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	412,093	6,436,895
PGIM TIPS Fund (Class R6)	397,038	3,474,079
PGIM Total Return Bond Fund (Class R6)	351,972	4,234,217

Total Long-Term Investments (cost $40,442,256)		44,239,355

Short-Term Investment 1.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $595,382)	595,382	595,382

TOTAL INVESTMENTS 100.1% (cost $41,037,638)(wd)		44,834,737
Liabilities in excess of other assets (0.1)%		(25,386)

Net Assets 100.0%		$44,809,351

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds